SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUND

Cash Reserve Fund, Inc.

Prime Series — Managed Shares

Effective immediately, Managed Shares will no longer accept new purchase orders.

Please Retain This Supplement for Future Reference

December 9, 2014
SAISTKR-188